Carrying Amounts and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs (Detail) - Entity [Domain] - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 29,416,024	¥ 27,408,259
Loans		77,528,017	72,858,777
Total		190,119,734	175,699,346	¥ 178,747,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		2,462,315	6,265,875
Total		181,929,890	169,077,975
Maximum exposure to loss		474,000	626,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		60,000	29,000
Investments		187,000	222,000
Loans		217,000	316,000
Total		464,000	567,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		19,000	4,000
Total		19,000	4,000
Maximum exposure to loss	[1]	¥ 474,000	¥ 626,000

[1]	This represents the amount the Group could be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.